Document and Entity Information Document	Apr. 22, 2020	Feb. 19, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 22, 2020
Entity Registrant Name	SLEEP NUMBER CORP
Entity Central Index Key		0000827187
Amendment Flag		false
Entity Incorporation, State or Country Code	MN
Entity File Number		000-25121
Entity Tax Identification Number		41-1597886
Entity Address, Address Line One	1001 Third Avenue South
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55404
City Area Code	763
Local Phone Number	551-7000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		SNBR
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false